Financial instruments: classification - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Level 3
Fair value of liabilities
Liabilities	£ 1,008	£ 1,317
Level 3 | Deposits
Fair value of liabilities
Liabilities	29	56
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	15	59
Level 3 | Derivatives
Fair value of liabilities
Liabilities	964	1,061
Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities		141
Recurring
Fair value of liabilities
Sensitivity favourable	80	110
Sensitivity unfavourable	(90)	(100)
Recurring | Debt securities in issue
Fair value of liabilities
Sensitivity unfavourable	(20)
Recurring | Interest rate swaps
Fair value of liabilities
Sensitivity favourable	70	70
Sensitivity unfavourable	(60)	(70)
Recurring | Foreign exchange
Fair value of liabilities
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Recurring | Other
Fair value of liabilities
Sensitivity favourable	10	20
Sensitivity unfavourable	(10)	(10)
Recurring | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Recurring | Level 3
Fair value of liabilities
Liabilities	1,008	1,317	£ 1,790	£ 1,957
Recurring | Level 3 | Deposits
Fair value of liabilities
Liabilities	29	56
Recurring | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	15	59
Recurring | Level 3 | Interest rate swaps
Fair value of liabilities
Liabilities	529	630
Recurring | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	240	222
Recurring | Level 3 | Other
Fair value of liabilities
Liabilities	£ 195	209
Recurring | Level 3 | Other financial liabilities - Debt securities in issue
Fair value of liabilities
Liabilities		£ 141